SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2013	Dec. 31, 2012	Jun. 08, 2012
Number of option
Outstanding, January 1, 2014						13,740,000
Exercised	(22,742,660)
Outstanding, December 31, 2014						13,740,000
Employees and Directors [Member]
Number of option
Outstanding, January 1, 2014	18,719,980
Granted	34,561,800		13,864,000
Exercised	(10,142,660)
Outstanding, December 31, 2014	43,139,120			18,719,980
Vested and expected to vest at December 31, 2014	42,756,440
Exercisable at December 31, 2014	7,238,210
Weighted average exercise price
Outstanding, January 1, 2014	0.28
Granted	3.23	$ 3.232	$ 0.40
Exercised	0.30
Outstanding, December 31, 2014	2.64			$ 0.28
Vested and expected to vest at December 31, 2014	2.66
Exercisable at December 31, 2014	0.54
Weighted average grant date fair value per share
Outstanding, January 1, 2014	0.43
Granted	1.35			$ 0.95
Exercised	0.34
Outstanding, December 31, 2014	1.19			$ 0.43
Vested and expected to vest at December 31, 2014	1.20
Exercisable at December 31, 2014	0.62
Weighted average remaining contractual year
Outstanding	4 years 4 months 24 days			7 years 7 months 17 days
Vested and expected to vest at December 31, 2014	4 years 4 months 17 days
Exercisable at December 31, 2014	6 years 6 months 29 days
Aggregated intrinsic value
Outstanding, December 31, 2014	12,672
Vested and expected to vest at December 31, 2014	12,085
Exercisable at December 31, 2014	9,681
Consultants [Member]
Number of option
Outstanding, January 1, 2014	12,600,000
Granted			12,600,000
Exercised	12,600,000
Outstanding, December 31, 2014				12,600,000
Exercisable at December 31, 2014
Weighted average exercise price
Outstanding, January 1, 2014	0.40
Granted			$ 0.40
Exercised	0.40
Outstanding, December 31, 2014				$ 0.40
Exercisable at December 31, 2014
Weighted average grant date fair value per share
Outstanding, January 1, 2014	0.31
Exercised	0.31
Outstanding, December 31, 2014				$ 0.31
Exercisable at December 31, 2014
Weighted average remaining contractual year
Outstanding				7 years 3 months 7 days
Exercisable at December 31, 2014
Aggregated intrinsic value
Outstanding, December 31, 2014
Exercisable at December 31, 2014